BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
BASIC AND DILUTED LOSS PER SHARE
Schedule of Basic and Diluted Loss Per Share
	2025	2024
Loss attributable to shareholders	$104,366	$36,149
Weighted average number of shares outstanding (000s)	545,437	537,851